FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
Financial Assets And Liabilities
FINANCIAL ASSETS AND LIABILITIES

NOTE 12: FINANCIAL ASSETS AND LIABILITIES

12.1    Financial assets at amortized cost

	12.31.2021	12.31.2020
Non-current
Term deposit	100	100
Other	5	-
Total non-current	105	100
Current
Public securities (1)	-	25
Other	5	-
Total current	5	25

(1)	Received in accordance with the mechanism set forth by SE Resolution No. 54/19 for the settlement of receivables under Natural Gas Surplus Injection Promotion Programs.

12.2    Financial assets at fair value through profit and loss

	12.31.2021	12.31.2020
Non-current
Shares	29	11
Total non-current	29	11

Current
Government securities	278	204
Corporate bonds	19	-
Shares	120	29
Investment funds	41	92
Total current	458	325

12.3    Trade and other receivables

	Note	12.31.2021	12.31.2020
Non-Current
Related parties	16	23	29
Tax credits		9	5
Prepaid expenses		1	-
Financial credits		-	7
Other		1	2
Other receivables, net		34	43

Total non-current		34	43

	Note	12.31.2021	12.31.2020
Current
Receivables from MAT		24	15
CAMMESA		89	178
Receivables from oil and gas sales		69	23
Receivables from petrochemistry sales		71	39
Related parties	16	7	4
Other		5	4
Impairment of trade receivables		(9)	(16)
Trade receivables, net		256	247

Current
Related parties	16	8	41
Tax credits		5	5
Receivables for complementary activities		2	5
Prepaid expenses		10	4
Financial credit		10	4
Guarantee deposits		30	3
Contractual penalty to collect		-	3
Insurance to recover		1	6
Expenses to be recovered		-	7
Credits for the sale of subsidiary		41	-
Credit for sale of financial instruments		6	-
Argentine Natural Gas Production Promotion Plan		14	-
Other		14	16
Other receivables, net		141	94

Total current		397	341

Due to the short-term nature of trade and other receivables, its book value is not considered to differ from its fair value. For non-current trade and other receivables, fair values do not significantly differ from book values.

The movements in the impairment of trade receivables are as follows:

	Note	12.31.2021	12.31.2020	12.31.2019
At the beginning	###	16	68	34
Impairment (1)		1	63	58
Utilizations		-	(7)	(13)
Reversal of unused amounts		(6)	(3)	(2)
Net foreign currency exchange differences		(2)	(2)	(1)
Gain on monetary position, net		-	(28)	(8)
Reclasification to assets clasified as held for sales		-	(75)	-
At the end of the year		9	16	68

(1)	It includes US$ 26 million and US$ 23 million corresponding to Discontinued operations for fiscal year 2020 and 2019, respectively. As of December 31, 2020, includes US$ 13 million corresponding to the receivable impairment related to the exchange difference between the price of gas purchased by distributors and the price of gas recognized in distributors´s final tariffs between April 2018 and March 2019 to be assumed by the Federal Government in accordance to PEN Decree No. 1,053/18 (see Note 15).

The movements in the impairment of other financial assets are as follows:

	Note	12.31.2021	12.31.2020	12.31.2019
At the beginning	###	-	6	8
Impairment (1)		-	2	1
Reversal of unused amounts		-	(7)	(2)
Gain on monetary position, net		-	-	(1)
Reclasification to assets clasified as held for sales		-	(1)	-
At the end of the year		-	-	6

(1)	It includes US$ 1 million and US$ 1 million corresponding to Discontinued operations for fiscal year 2020 and 2019, respectively.

12.4    Cash and cash equivalents

	12.31.2021	12.31.2020
Banks	26	70
Investment funds	84	71
Total	110	141

12.5    Borrowings

	12.31.2021	12.31.2020
Non-Current
Financial borrowings	58	75
Corporate bonds	1,301	1,297
Total Non-Current	1,359	1,372

Current
Bank overdrafts	11	37
Financial borrowings	29	88
Corporate bonds	39	117
Total Current	79	242
Total	1,438	1,614

As of December 31, 2021 and 2020, the fair values of the Company’s Corporate Bonds amount approximately to US$ 1,233 million and US$ 1,309 million, respectively. Such values were calculated on the basis of the determined market price of the Company’s corporate notes at the end of each year (fair value level 1).

The carrying amounts of short-term borrowings approximate their fair value due to their short-term maturity.

The other long-term borrowings were measured at amortized cost, which does not differ significantly from its fair value.

As of the date of issuance of these Consolidated Financial Statements, the Company is in compliance with the covenants established in its indebtedness contracts.

12.5.1 Movements in the borrowings:

	Note	12.31.2021	12.31.2020	12.31.2019
At the beginning of the year		1,614	1,947	2,177
Proceeds from borrowings		188	353	556
Payment of borrowings		(336)	(300)	(550)
Accrued interest		137	176	185
Payment of interests		(140)	(201)	(148)
Net foreign currency exchange difference		(22)	(18)	50
Results for the repurchase of corporate bonds		-	(43)	(27)
Costs capitalized in property, plant and equipment	11.1	-	10	17
Cancellation through dividend compensation		-	(12)	-
Decrease through offsetting with trade receivables		-	-	(135)
Gain on monetary position, net		-	(43)	(87)
Repurchase and redemption of corporate bonds		(3)	(155)	(91)
Reclassification to liabilities associated to assets classified as held for sale		-	(100)	-
At the end of the year		1,438	1,614	1,947

12.5.2 Details of borrowings:

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2021

Corporate bonds (1)
T Series CB	PAMPA	US$	389	Fixed	7.38%	Jul-23	400
Class 1 CB	PAMPA	US$	636	Fixed	7.50%	Jan-27	648
Class 3 CB	PAMPA	US$	293	Fixed	9.13%	Apr-29	292
							1,340
Financial loans (2)
	PAMPA	US$	23	Variable	Libor + 4.21%	May-24	23
							23
Other financial loans (3)
	PAMPA	US$	22	Variable	Libor + 0.35%	Jul-22	22
	PAMPA	US$	43	Variable	Libor + 0%	Aug-23	42
							64
Bank overdrafts
	PAMPA		$11	Fixed	33.00%	Jan-22	11
							11
							1,438

(1)	On September 27, 2021, the Company repaid at maturity Class 6 CBs for $ 6,355 million.

As of December 31, 2021, the Company, through its subsidiaries, held in its portfolio US$ 110.4 million face value of its 2023 CBs, US$ 114.0 million face value of its 2027 CBs and US$ 7.5 million face value of its 2029 CBs.

(2)	During the fiscal year ended December 31, 2021, the Company canceled short-term financing with local financial entities, net of borrowings, for $ 8,158 million. Additionally, the Company repaid at maturity two principal installments for the credit facility sponsored by FINNVERA in the amount of US$ 7.7 million. After the end of the fiscal year, the Company repaid at maturity $ 1,178 million for banking debt taken out with domestic financial entities.

(3)	During the fiscal year ended December 31, 2021, the Company received disbursements in the amount of US$ 27 million under the credit facilities taken out with BNP in 2020.

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2020

Corporate bonds(1)
Serie 6 CB (2)	PAMPA		$76	Variable	Badlar + 2.5%	Aug-21	77
T Series CB (3)	PAMPA	US$	389	Fixed	7.38%	Jul-23	399
Class 1 CB (3)	PAMPA	US$	636	Fixed	7.50%	Jan-27	647
Class 3 CB	PAMPA	US$	293	Fixed	9.13%	Apr-29	291
							1,414
Financial loans(4)
	PAMPA		$18	Fixed	32.50%	Apr-21	19
	PAMPA		$57	Variable	Badlar + 7%	May-21	61
	PAMPA	US$	31	Variable	Libor + 4.21%	May-24	31
							111
Other financial operations (5)
	PAMPA	US$	2	Variable	Libor	Jul-21	2
	PAMPA	US$	50	Variable	Libor	Aug-23	50
							52
Bank overdrafts
	PAMPA		$36	Fixed	Between 30% and 34%	Jan-21	37
							37
							1,614

(1)	In the months of July, October and November 2020, the Company paid at maturity Class 4, Class 5 and Series E CBs, the first two issued on April 30, 2020, for a face value of $ 1,238 million, $ 565 million and $ 575 million at a Badlar rate +3%, Badlar rate + 5% and Badlar rate + 0%, respectively.

(2)	Issued on July 29, 2020.

(3)	During the fiscal year ended December 31, 2020, the Company and its subsidiaries acquired Series T and Class 1 corporate bonds at their respective market values for a face value of US$ 148 million; therefore, the Company recorded profits for US$ 39 million, which are disclosed in the “Results for the repurchase of corporate bonds” line item under Other financial results. As of December 31, 2020, the Company, through its subsidiaries, held in its portfolio: Series T and Class I CBs for a face value of US$ 35 million and US$ 11 million, respectively.

(4)	During the fiscal year ended December 31, 2020, the Company took on new financing with domestic financial entities, net of cancellations and early cancellations, for a total $1,600 million, and paid at maturity financing loans in the amount of US$ 92 million.

(5)	On October 2, 2020, the Company was granted a credit facility for up to US$ 50 million at Libor rate plus 0.0%, which is secured by a Total Return Swap, the underlying asset of which is own CBs held in treasury by the Company for a total amount of US$ 185.9 million. Any disbursement requested by the Company under this agreement should be secured with term deposits held in BNP by the Company, and the owed principal may not exceed 95% of these funds. The cash flow generated by the assigned assets may be destined to: i) the extension of the above-mentioned credit facility; and/or ii) the cancellation of expenses, interest and/or disbursements. It is worth highlighting that BNP is not empowered to dispose of the Total Return Swap’s underlying asset, and may only use it to a limited extent to guarantee certain transactions, but may under no circumstances lose its condition as asset holder. The Company may cancel the agreement at any time, in whole or in part, without incurring any penalty, with no other requirement than the giving of notice by a reliable means or automatically in case any of the events of default stipulated in the agreement is verified. Finally, at the transaction’s maturity date, the counterparty should return to the Company the Total Return Swap’s underlying asset and any associated cash flow. The Company has received disbursements in the amount of US$ 51.5 million under certain credit facilities with BNP.

12.5.3 New Global Program and issuance of Corporate Bonds

On September 30, 2021, the Company’s General Ordinary and Extraordinary Shareholders’ Meeting resolved to approve the creation of a new global corporate bonds program for an amount of up to US$ 2,000 million or its equivalent in other currencies or units of value, in the form of simple corporate bonds non-convertible into shares and/or corporate bonds convertible into shares, to renew the program expired on December 29, 2021. The public offering was authorized by the CNV on December 9, 2021.

Under this Program, on January 18, 2022, the Company issued Class 8 CBS in the amount of $ 3,107 million at a Badlar rate + 2%, maturing in 18 months. This is the first green bond issued by Pampa, which reflects the commitment to finance projects with a positive impact on the environment and to diversify the country’s energy generation matrix. The issue was recognized by Fix Ratings, an affiliate of Fitch Ratings, with the rating of Green Bond (BV1), the best possible grade, since it is aligned with the four main components of ICMA’s (International Capital Market Association) Green Bond Principles (GBP). It was issued in observance of the “Guidelines for the Issuance of Social, Green and Sustainable Bonds in Argentina” of the CNV Rules and the provisions of BYMA’s Social, Green and Sustainable Guide and the BYMA Rules, and also makes up BYMA’s Social, Green and Sustainable Bonds Panel.

The Company will allocate the issue’s proceeds to finance the expansion of PEPE III wind farm (see Note 17.1).

12.6    Trade and other payables

	Note	12.31.2021	12.31.2020
Non-Current
Compensation agreements		3	6
Finance lease liability		9	10
Other payables		12	16
Total non-current		12	16

Current
Suppliers		154	92
Customer advances		4	2
Related parties	16	15	5
Trade payables		173	99

Compensation agreements		2	1
Finance lease liability		4	2
Advances received for sales of subsidiary		-	12
Other		3	2
Other payables		9	17

Total current		182	116

Due to the short-term nature of the trade payables and other payables, their carrying amount is considered to be the same as their fair value. For most other non-current debts, fair values are also not significantly different from their book values.

12.7    Financial instruments by category

The following chart presents financial instruments by category:

As of December 31, 2021	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	376	30	406	25	431
Financial assets at amortized cost
Term deposit	100	-	100	-	100
Other	10	-	10	-	10
Financial assets at fair value through profit and loss
Government securities	-	278	278	-	278
Corporate bonds	-	19	19	-	19
Shares	-	149	149	-	149
Investment funds	-	41	41	-	41
Cash and cash equivalents	26	84	110	-	110
Total	512	601	1,113	25	1,138

Liabilities
Trade and other liabilities	190	-	190	4	194
Borrowings	1,438	-	1,438	-	1,438
Total	1,628	-	1,628	4	1,632

As of December 31, 2020	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	366	3	369	15	384
Financial assets at fair value through profit and loss
Term deposit	100	-	100	-	100
Public securities	25	-	25	-	25
Financial assets at fair value through profit and loss
Government securities	-	204	204	-	204
Shares	-	40	40	-	40
Investment funds	-	92	92	-	92
Cash and cash equivalents	70	71	141	-	141
Total	561	410	971	15	986

Liabilities
Trade and other liabilities	130	-	130	2	132
Borrowings	1,614	-	1,614	-	1,614
Total	1,744	-	1,744	2	1,746

The categories of financial instruments have been determined according to IFRS 9.

The income, expenses, gains and losses derived from each of the financial instrument categories are indicated below:

As of December 31, 2021	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	10	-	10	-	10
Interest expense	(138)	-	(138)	(40)	(178)
Foreign exchange, net	(11)	(19)	(30)	33	3
Results from financial instruments at fair value	-	(15)	(15)	-	(15)
Gains (losses) from present value measurement	2	-	2	(3)	(1)
Other financial results	(4)	-	(4)	(4)	(8)
Total	(141)	(34)	(175)	(14)	(189)

As of December 31, 2020	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	9	-	9	-	9
Interest expense	(164)	-	(164)	(6)	(170)
Foreign exchange, net	38	(35)	3	11	14
Results from financial instruments at fair value	-	30	30	-	30
Gains (losses) from present value measurement	6	-	6	(4)	2
Other financial results	36	-	36	(5)	31
Total	(75)	(5)	(80)	(4)	(84)

As of December 31, 2019	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	20	3	23	-	23
Interest expense	(163)	-	(163)	(20)	(183)
Foreign exchange, net	5	(14)	(9)	3	(6)
Results from financial instruments at fair value	-	88	88	-	88
Gains (losses) from present value measurement	55	-	55	-	55
Other financial results	32	-	32	2	34
Total	(51)	77	26	(15)	11

12.8    Fair value of financial Instruments

The Company classifies the fair value measurements of financial instruments using a fair value hierarchy, which reflects the relevance of the variables used to perform those measurements. The fair value hierarchy has the following levels:

-	Level 1: quoted prices (not adjusted) for identical assets or liabilities in active markets.
-	Level 2: data different from the quoted prices included in Level 1 observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices).
-	Level 3: Asset or liability data based on information that cannot be observed in the market (i.e., unobservable data).

The following table shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2021 and 2020:

As of December 31, 2021	Level 1	Level 3	Total
Assets
Financial assets at fair value through profit and losss
Government securities	278	-	278
Corporate bonds	19	-	19
Investment funds	41	-	41
Shares	120	29	149
Cash and cash equivalents
Investment funds	84	-	84
Other receivables	30	-	30
Total assets	572	29	601

As of December 31, 2020	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and losss
Government securities	204	-	-	204
Investment funds	92	-	-	92
Shares	29	-	11	40
Cash and cash equivalents
Investment funds	71	-	-	71
Other receivables	3	-	-	3
Assets classified as held for sale (1)	13	100	-	113
Total assets	412	100	11	523

(1)	Corresponds to the net assets and liabilities held for sale corresponding to divestment in the stake in Edenor.

The value of the financial instruments negotiated in active markets is based on the market quoted prices as of the date of these Consolidated Financial Statements. A market is considered active when the quoted prices are regularly available through a stock exchange, broker, sector-specific institution or regulatory body, and those prices reflect regular and current market transactions between parties that act in conditions of mutual independence. The market quotation price used for the financial assets held by the Company is the current offer price. These instruments are included in Level 1.

The fair value of financial instruments that are not negotiated in active markets is determined using valuation techniques. These valuation techniques maximize the use of market observable information, when available, and rely as little as possible on specific estimates of the Company. If all significant variables to establish the fair value of a financial instrument can be observed, the instrument is included in Level 2.

If one or more variables used to determine the fair value cannot be observed in the market, the financial instrument is included in Level 3.

The techniques used for the measurement of assets at fair value with changes in profit (loss), classified as Level 2 and 3, are detailed below:

-	Shares: it was determined using the income-based approach through the “Indirect Cash Flow” method, that is, the net present value of expected future cash flows, mainly through the collection of dividends taking into consideration the 4.04% and 4.55% equity interest, both direct and indirect, in TJSM and TMB, respectively, resulting from the Federal Government’s restructuring of assets in the energy sector detailed in Note 2.1.4 and a 13.7% discount rate. The key assumptions were prepared based on estimates on the future behavior of certain sensitive variables, including: (i) the dividend distribution policy; (ii) reference prices for energy sold in the spot market; (iii) projections of the availability and dispatch of power plants; (iv) the evolution of structural costs and expenses; (v) macroeconomic variables such as inflation and exchange rates, etc. As of December 31, 2021, the Company recognized profits as a result of changes in the fair value of financial instruments classified as level 3 in the amount of US$ 18 million, under the item “Other financial results” of the Consolidated Statement of Comprehensive Income. Current values may substantially differ from projections, mainly on account of: i) the timeliness and magnitude of the distribution of dividends, ii) the timeliness and magnitude of energy price updates, and/or iii) the evolution of costs. The Company estimates that any sensitivity analysis that considers changes in any of the estimates taken individually may lead to distorting conclusions, generating an adverse effect on the Company’s results.